LOANS HELD FOR INVESTMENT, NET (Tables)	12 Months Ended
Dec. 31, 2012
LOANS HELD FOR INVESTMENT, NET [Abstract]
Aging of Loans Held for Investment
The following table provides the aging of the Company’s loans held for investment (dollars in thousands):

	December 31, 2012		December 31, 2011
	Amount	Percent	Amount	Percent
Current	$959	9%	$956	6%

Delinquent:
30−89 days	10,150	91%	8,300	51%
90−180 days	—	—%	—	—%
Greater than 180 days	—	—%	7,100	43%
	$11,109	100%	$16,356	100%

Credit Quality of Loans Held for Investment
The following table provides information about the credit quality of the Company’s loans held for investment, net, (in thousands):

	December 31,
	2012	2011
Loans:
Performing	$959	$956
Nonperforming	10,150	15,400
Total	$11,109	$16,356